Consolidated Statements of Changes in Equity - USD ($)		Common Stock	Additional Paid in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Non- controlling interest	Total
Balance at Dec. 31, 2021		$ 10,000	$ 167,705	$ 1,265,464	$ 8,117,781	$ 496,381	$ (33,408)	$ 10,023,923
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income (loss) for the year					1,029,490		(39,075)	990,415
Statutory reserves				95,000	(95,000)
Statutory reserves (in Shares)
Foreign currency translation adjustments						(790,857)	3,481	$ (787,376)
Foreign currency translation adjustments (in Shares)	[2]							10,000,000
Balance at Dec. 31, 2022		$ 10,000	167,705	1,360,464	9,052,271	(294,476)	(69,002)	$ 10,226,962
Balance (in Shares) at Dec. 31, 2022	[1]	10,000,000
Net income (loss) for the year					609,850		(5,117)	604,733
Foreign currency translation adjustments						(301,162)	2,013	$ (299,149)
Foreign currency translation adjustments (in Shares)								10,000,000	[2]
Balance at Dec. 31, 2023		$ 10,000	$ 167,705	$ 1,360,464	$ 9,662,121	$ (595,638)	$ (72,106)	$ 10,532,546
Balance (in Shares) at Dec. 31, 2023	[1]	10,000,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization
[2]	Shares and per share data are presented on a retroactive basis to reflect the reorganization